BLACKROCK MUNIYIELD QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING

AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that

First: The charter of BlackRock MuniYield Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of September 13, 2011 (the “Articles Supplementary”).

Second: The definition of Extraordinary Corporate Event in the section titled “Definitions” in the Articles Supplementary is hereby deleted and replaced in its entirety with the following:

“Extraordinary Corporate Event” means as to the Liquidity Provider, (i) the consolidation or amalgamation with, or merger with and into, or the transfer of all or substantially all of the Liquidity Provider’s assets to another entity, or (ii) the dissolution, for any reason, of the Liquidity Provider other than in connection with the consolidation, amalgamation with, or merger with and into another entity or the transfer of all or substantially all of the Liquidity Provider’s assets; provided, however, that with respect to (i) above, an Extraordinary Corporate Event does not include any of the listed occurrences where (x) the surviving entity, or transferee of all or substantially all of the Liquidity Provider’s assets, (a) assumes or is bound by all of the obligations of the Liquidity Provider under the terms of the VRDP Shares Purchase Agreement and (b) has (i) short-term debt ratings in one of the two highest ratings categories from the Requisite NRSROs or (ii) such other short-term debt ratings, if any, as may be required for the VRDP Shares to satisfy the eligibility criteria under Rule 2a-7 under the 1940 Act and (y) the Liquidity Provider has provided notice in writing to the Corporation confirming the information described in (x) at least 10 days prior to the scheduled date of the applicable listed occurrence in (i) above.

Third: The definition of LIBOR Dealer in the section titled “Definitions” in the Articles Supplementary is hereby deleted and replaced in its entirety with the following:

“LIBOR Dealer” means Merrill Lynch, Pierce, Fenner & Smith Incorporated, provided that LIBOR Dealer shall mean BofAML Securities, Inc. upon delivery of written notice thereof to the Corporation by Merrill Lynch, Pierce, Fenner & Smith Incorporated, and such other dealer or dealers as the Corporation from time to time may appoint or in lieu of any thereof, their respective affiliates and successors.

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Fourth: The table set forth in Section 10(b)(ii)(C) of Part I of the Articles Supplementary is hereby deleted in its entirety and replaced with the following:

Number of Days* Preceding the Six Month Anniversary of Liquidity Provider’s Purchase	Value of Deposit Securities as Percentage of Liquidation Preference
150	20%
120	40%
90	60%
60	80%
30	100%

*	Or if such day is not a Business Day, the next succeeding Business Day

Fifth: Section 7(b) of Part II of the Articles Supplementary is hereby deleted in its entirety and replaced with the following:

(b) The Investment Adviser, affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act) (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation), and Persons over which the Investment Adviser, or affiliated persons of the Investment Adviser (as defined in Section 2(a)(3) of the 1940 Act), exercise discretionary investment or voting authority (other than the Corporation, in the case of a purchase of shares of a Series of VRDP Shares which are to be cancelled within ten (10) days of purchase by the Corporation) are not permitted to purchase shares of a Series of VRDP Shares without the prior written consent of the Liquidity Provider, and any such purchases shall be void ab initio; provided, however, that the Corporation shall give prompt notice to Beneficial Owners by Electronic Means upon any of the foregoing Persons (with the prior written consent of the Liquidity Provider), singly or in the aggregate, acquiring a beneficial interest in 20% or more of the VRDP Shares; provided, further, that without regard to the preceding requirements, purchases of shares of a Series of VRDP Shares may be made by broker-dealers that are affiliated persons of the Investment Adviser in riskless principal transactions with respect to such purchases of shares of a Series of VRDP Shares.

Sixth: Appendix A to the Articles Supplementary is hereby deleted in its entirety and replaced with the Appendix A attached hereto.

Seventh: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

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IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund, Inc. has caused these Articles of Amendment to be signed as of March 15, 2019 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND, INC.

By:	/s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

Signature Page to Articles of Amendment of

BlackRock MuniYield Quality Fund, Inc.